SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
Leased properties under operating lease	$ 287,223	$ 293,991
Less: accumulated amortization	(220,757)	(174,935)
Right-of-use assets	$ 66,466	$ 119,056